NATIONWIDE®

VLI SEPARATE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2006

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

VLOB–VLI7–12/06

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I (AIMBValue) 96,395 shares (cost $1,211,017)	$1,287,837

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I (AIMCapAp) 8,966 shares (cost $223,402)	235,099

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I Shares (AIMCapDev) 31,707 shares (cost $527,816)	584,366

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II (ACVPInfPro2) 48,985 shares (cost $498,848)	493,770

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV) 38,988 shares (cost $481,425)	525,952

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I (ACVPUltra) 23,902 shares (cost $232,601)	239,973

American Century Variable Portfolios, Inc. – Value Fund – Class I (ACVPVal) 169,955 shares (cost $1,349,158)	1,485,404

American Century Variable Portfolios, Inc. – VistaSM Fund – Class I (ACVPVista) 12,160 shares (cost $196,384)	191,396

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap) 33,883 shares (cost $591,108)	629,892

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 55,327 shares (cost $1,821,846)	2,000,056

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIApp) 22,371 shares (cost $854,875)	951,878

Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares (FedMrkOp) 6,898 shares (cost $72,166)	72,571

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd) 44,062 shares (cost $490,656)	497,459

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS) 62,490 shares (cost $1,604,617)	1,631,607

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS) 18,015 shares (cost $612,230)	643,485

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR) 60,562 shares (cost $1,263,942)	1,443,191

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS) 173,937 shares (cost $5,420,568)	5,458,158

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 159,914 shares (cost $1,980,933)	2,027,711

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 84,406 shares (cost $2,810,656)	2,919,613

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 34,077 shares (cost $439,153)	457,314

Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2) 55,737 shares (cost $1,134,598)	1,057,879

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S) 7,434 shares (cost $82,945)	86,081

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S) 21,820 shares (cost $253,995)	$263,809

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S) 20,735 shares (cost $245,285)	257,948

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2 (FrVIPIncSec2) 16,189 shares (cost $268,955)	281,045

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv) 75,168 shares (cost $1,392,721)	1,569,514

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 1 (FrVIPSmCapV1) 57,571 shares (cost $1,033,270)	1,097,881

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3) 79,163 shares (cost $967,960)	1,090,873

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 110,201 shares (cost $1,840,964)	2,058,557

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3 (FrVIPGlInc3) 30,072 shares (cost $443,789)	465,808

Gartmore GVIT – American Funds GVIT Asset Allocation Fund – Class II (GVITAstAll2) 9,592 shares (cost $171,287)	178,226

Gartmore GVIT – American Funds GVIT Bond Fund – Class II (GVITBnd2) 9,889 shares (cost $113,630)	115,893

Gartmore GVIT – American Funds GVIT Global Growth Fund – Class II (GVITGloGr2) 14,419 shares (cost $307,024)	336,672

Gartmore GVIT – American Funds GVIT Growth Fund – Class II (GVITGrowth2) 11,509 shares (cost $709,634)	746,015

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3) 131,696 shares (cost $2,255,619)	2,440,331

Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3) 73,356 shares (cost $1,063,635)	1,284,465

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3) 57,407 shares (cost $453,399)	457,537

Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3) 29,910 shares (cost $313,562)	318,238

Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3) 149,689 shares (cost $609,624)	645,161

Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) 155,059 shares (cost $1,766,413)	1,759,920

Gartmore GVIT – International Index Fund – Class VI (GVITIntIdx6) 2,454 shares (cost $24,850)	26,531

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAg2) 185,624 shares (cost $2,301,421)	2,507,781

Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2) 24,980 shares (cost $257,902)	261,545

Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2) 575,620 shares (cost $6,719,035)	7,068,616

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2) 618,560 shares (cost $7,617,417)	8,103,142

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2) 64,968 shares (cost $722,685)	$737,386

Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr) 60,944 shares (cost $1,741,129)	1,818,567

Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMdCpIdx) 33,796 shares (cost $614,307)	628,260

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 7,041,546 shares (cost $7,041,546)	7,041,546

Gartmore GVIT – Nationwide® Fund – Class I (GVITNWFund) 206,201 shares (cost $2,548,299)	2,746,603

Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr) 22,834 shares (cost $366,528)	374,707

Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal) 33,618 shares (cost $419,368)	418,538

Gartmore GVIT – Small Company Fund – Class I (GVITSmComp) 72,840 shares (cost $1,738,723)	1,820,280

Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro) 18,814 shares (cost $206,060)	198,304

Gartmore GVIT – Van Kampen GVIT Comstock Value Fund – Class I (GVITVKVal) 272,956 shares (cost $3,249,191)	3,422,865

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I (GVITMltSec) 31,464 shares (cost $309,047)	308,664

Janus Aspen Series – Forty Portfolio – Service Shares (JanForty) 1,571 shares (cost $44,875)	46,997

Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2) 23,124 shares (cost $1,039,968)	1,174,690

MFS® Variable Insurance Trust – Investors Growth Stock Series – Initial Class (MFSInvGrStI) 70,659 shares (cost $696,022)	752,517

MFS® Variable Insurance Trust – Value Series – Initial Class (MFSValueI) 51,033 shares (cost $663,931)	741,002

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc) 8,717 shares (cost $122,521)	126,652

Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt) 178,296 shares (cost $2,267,835)	2,547,844

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I (NBAMTLMat) 153,485 shares (cost $1,962,903)	1,958,465

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS) 23,916 shares (cost $405,771)	414,940

Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio® – Class I (NBAMTSocRes) 191,939 shares (cost $2,947,547)	3,207,302

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 40,832 shares (cost $1,367,315)	1,510,382

Oppenheimer Variable Account Funds – Capital Appreciation Fund/VA – Non-Service Shares (OppCapAp) 21,902 shares (cost $852,284)	907,394

Oppenheimer Variable Account Funds – High Income Fund/VA – Non-Service Shares (OppHighInc) 38,613 shares (cost $318,641)	330,144

Oppenheimer Variable Account Funds – Main Street Fund®/VA – Non-Service Shares (OppMSt) 144,804 shares ( cost $3,276,560)	3,588,233

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer Variable Account Funds – Main Street Small Cap Fund®/VA – Non-Service Shares (OppMStSCap) 83,651 shares (cost $1,504,336)	$1,601,917

Putnam Variable Trust – Putnam VT Growth and Income Fund – IB Shares (PVTGroIncIB) 182 shares (cost $4,771)	5,345

Putnam Variable Trust – Putnam VT Voyager II Fund – IB Shares (PVTVoyIB) 109 shares (cost $2,927)	3,275

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 58,775 shares (cost $571,283)	611,850

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 32,618 shares (cost $751,134)	808,916

T. Rowe Price Limited Term Bond Portfolio – Class II (TRLimTrmBnd2) 26,368 shares (cost $128,427)	129,205

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I (VKCorPlus) 116,882 shares (cost $1,325,714)	1,332,459

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 78,558 shares (cost $1,997,094)	2,306,449

Total Investments	101,877,898

Accounts Receivable	4,422

Total Assets	101,882,320

Accounts Payable	–

Contract Owners Equity (note 7)	$101,882,320

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	AIMBValue	AIMCapAp	AIMCapDev	ACVPInfPro2	ACVPMdCpV	ACVPUltra	ACVPVal
Reinvested dividends	$1,166,096	4,803	127	–	11,134	3,167	–	9,461

Net investment income (loss)	1,166,096	4,803	127	–	11,134	3,167	–	9,461

Proceeds from mutual fund shares sold	37,182,348	74,961	11,901	34,790	53,204	38,071	258,853	115,797
Cost of mutual fund shares sold	(36,863,386)	(69,345)	(11,104)	(28,862)	(54,953)	(36,289)	(269,923)	(112,186)

Realized gain (loss) on investments	318,962	5,616	797	5,928	(1,749)	1,782	(11,070)	3,611
Change in unrealized gain (loss) on investments	5,248,807	65,903	10,764	45,814	(2,998)	47,477	6,821	120,057

Net gain (loss) on investments	5,567,769	71,519	11,561	51,742	(4,747)	49,259	(4,249)	123,668

Reinvested capital gains	1,614,621	53,101	–	10,053	–	15,594	–	59,681

Net increase (decrease) in contract owners’ equity resulting from operations	$8,348,486	129,423	11,688	61,795	6,387	68,020	(4,249)	192,810

Investment activity:	ACVPVista	DryIPSmCap	DryStkIx	DryVIApp	FedMrkOp	FedQualBd	FidVIPEIS	FidVIPGrS
Reinvested dividends	$–	1,161	24,364	7,610	–	10,956	31,550	623

Net investment income (loss)	–	1,161	24,364	7,610	–	10,956	31,550	623

Proceeds from mutual fund shares sold	13,084	29,540	228,859	67,413	48,671	98,513	77,541	27,006
Cost of mutual fund shares sold	(12,460)	(27,326)	(211,297)	(63,133)	(48,236)	(101,793)	(74,305)	(25,823)

Realized gain (loss) on investments	624	2,214	17,562	4,280	435	(3,280)	3,236	1,183
Change in unrealized gain (loss) on investments	(5,353)	37,430	165,866	93,867	406	6,392	16,000	27,108

Net gain (loss) on investments	(4,729)	39,644	183,428	98,147	841	3,112	19,236	28,291

Reinvested capital gains	78	6,586	–	–	–	–	132,326	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,651)	47,391	207,792	105,757	841	14,068	183,112	28,914

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPOvSR	FidVIPConS	FidVIPIGBdS	FidVIPMCapS	FidVIPVaIS	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree20S
Reinvested dividends	$4,096	46,490	20,271	2,871	1,306	4,998	1,414	3,798

Net investment income (loss)	4,096	46,490	20,271	2,871	1,306	4,998	1,414	3,798

Proceeds from mutual fund shares sold	50,630	221,666	58,792	143,036	45,307	62,999	16,139	13,675
Cost of mutual fund shares sold	(41,720)	(200,349)	(60,231)	(133,780)	(49,379)	(57,463)	(15,938)	(12,524)

Realized gain (loss) on investments	8,910	21,317	(1,439)	9,256	(4,072)	5,536	201	1,151
Change in unrealized gain (loss) on investments	144,605	(60,140)	44,952	60,145	13,250	(74,204)	3,189	9,511

Net gain (loss) on investments	153,515	(38,823)	43,513	69,401	9,178	(68,668)	3,390	10,662

Reinvested capital gains	3,078	409,173	1,236	129,628	43,641	106,994	364	2,347

Net increase (decrease) in contract owners’ equity resulting from operations	$160,689	416,840	65,020	201,900	54,125	43,324	5,168	16,807

Investment activity:	FidVIPFree30S	FrVIPIncSec2	FrVIPRisDiv	FrVIPSmCapV1	FrVIPDevMrk3	FrVIPForSec3	FrVIPGlInc3	GVITAstAll2
Reinvested dividends	$3,644	12	15,468	5,355	7,057	13,348	3,670	3,157

Net investment income (loss)	3,644	12	15,468	5,355	7,057	13,348	3,670	3,157

Proceeds from mutual fund shares sold	67,753	4,862	99,393	50,224	50,852	66,133	19,275	13,650
Cost of mutual fund shares sold	(63,644)	(4,543)	(88,702)	(45,498)	(44,325)	(60,475)	(18,055)	(12,902)

Realized gain (loss) on investments	4,109	319	10,691	4,726	6,527	5,658	1,220	748
Change in unrealized gain (loss) on investments	11,870	12,090	153,043	60,342	118,689	209,613	21,826	6,938

Net gain (loss) on investments	15,979	12,409	163,734	65,068	125,216	215,271	23,046	7,686

Reinvested capital gains	2,589	2	6,228	22,525	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$22,212	12,423	185,430	92,948	132,273	228,619	26,716	10,843

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITBnd2	GVITGloGr2	GVITGrowth2	GVITIntVal3	GVITEmMrkts3	GVITFHiInc3	GVITGlHlth3	GVITGlTech3
Reinvested dividends	$1	1,780	4,398	26,751	4,773	16,834	–	–

Net investment income (loss)	1	1,780	4,398	26,751	4,773	16,834	–	–

Proceeds from mutual fund shares sold	1,578	21,246	23,344	66,737	182,222	8,152	113,781	180,973
Cost of mutual fund shares sold	(1,533)	(19,653)	(22,489)	(57,565)	(158,776)	(8,135)	(120,837)	(172,989)

Realized gain (loss) on investments	45	1,593	855	9,172	23,446	17	(7,056)	7,984
Change in unrealized gain (loss) on investments	2,263	29,648	36,382	161,812	218,875	4,458	10,511	37,539

Net gain (loss) on investments	2,308	31,241	37,237	170,984	242,321	4,475	3,455	45,523

Reinvested capital gains	–	–	–	84,271	7,541	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$2,309	33,021	41,635	282,006	254,635	21,309	3,455	45,523

Investment activity:	GVITGvtBd	GVITIntIdx6	GVITIDAg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITMdCpGr
Reinvested dividends	$46,020	172	39,643	4,727	127,536	131,952	15,165	–

Net investment income (loss)	46,020	172	39,643	4,727	127,536	131,952	15,165	–

Proceeds from mutual fund shares sold	324,451	992	302,754	10,536	427,001	602,135	127,551	181,349
Cost of mutual fund shares sold	(328,458)	(902)	(287,225)	(10,589)	(414,032)	(556,237)	(125,450)	(168,144)

Realized gain (loss) on investments	(4,007)	90	15,529	(53)	12,969	45,898	2,101	13,205
Change in unrealized gain (loss) on investments	(5,030)	1,682	199,591	4,102	351,630	482,846	15,383	71,106

Net gain (loss) on investments	(9,037)	1,772	215,120	4,049	364,599	528,744	17,484	84,311

Reinvested capital gains	6,029	–	22,996	680	38,452	61,816	6,399	–

Net increase (decrease) in contract owners’ equity resulting from operations	$43,012	1,944	277,759	9,456	530,587	722,512	39,048	84,311

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITMdCpIdx	GVITMyMkt	GVITNWFund	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITUSGro	GVITVKVal
Reinvested dividends	$5,350	278,968	18,040	–	1,635	1,891	463	39,766

Net investment income (loss)	5,350	278,968	18,040	–	1,635	1,891	463	39,766

Proceeds from mutual fund shares sold	242,487	29,876,383	119,255	132,824	242,730	184,425	28,631	425,416
Cost of mutual fund shares sold	(240,591)	(29,876,383)	(110,161)	(121,873)	(243,926)	(190,552)	(30,522)	(414,291)

Realized gain (loss) on investments	1,896	–	9,094	10,951	(1,196)	(6,127)	(1,891)	11,125
Change in unrealized gain (loss) on investments	17,755	–	193,487	12	10,543	120,442	(2,484)	176,221

Net gain (loss) on investments	19,651	–	202,581	10,963	9,347	114,315	(4,375)	187,346

Reinvested capital gains	5,900	–	–	–	31,152	20,299	2,283	115,044

Net increase (decrease) in contract owners’ equity resulting from operations	$30,901	278,968	220,621	10,963	42,134	136,505	(1,629)	342,156

Investment activity:	GVITMltSec	JanForty	JanIntGroS2	MFSInvGrStI	MFSValueI	NBAMTFasc	NBAMTInt	NBAMTLMat
Reinvested dividends	$10,529	33	7,579	–	3,201	–	4,718	45,158

Net investment income (loss)	10,529	33	7,579	–	3,201	–	4,718	45,158

Proceeds from mutual fund shares sold	18,310	19,880	13,840	80,285	33,632	13,266	65,139	136,498
Cost of mutual fund shares sold	(18,502)	(18,964)	(14,373)	(73,845)	(30,468)	(12,936)	(57,927)	(137,070)

Realized gain (loss) on investments	(192)	916	(533)	6,440	3,164	330	7,212	(572)
Change in unrealized gain (loss) on investments	998	2,122	134,721	44,566	74,013	3,349	252,670	(427)

Net gain (loss) on investments	806	3,038	134,188	51,006	77,177	3,679	259,882	(999)

Reinvested capital gains	483	–	–	–	9,049	3,071	17,319	–

Net increase (decrease) in contract owners’ equity resulting from operations	$11,818	3,071	141,767	51,006	89,427	6,750	281,919	44,159

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	NBAMTRegS	NBAMTSocRes	OppGlSec3	OppCapAp	OppHighInc	OppMSt	OppMStSCap	PVTGroIncIB
Reinvested dividends	$1,496	1,831	6,048	1,233	13,146	12,294	857	67

Net investment income (loss)	1,496	1,831	6,048	1,233	13,146	12,294	857	67

Proceeds from mutual fund shares sold	113,863	68,335	129,580	37,663	29,788	54,166	108,898	391
Cost of mutual fund shares sold	(111,969)	(64,867)	(120,285)	(34,791)	(30,046)	(49,418)	(101,714)	(351)

Realized gain (loss) on investments	1,894	3,468	9,295	2,872	(258)	4,748	7,184	40
Change in unrealized gain (loss) on investments	6,771	251,896	122,518	47,086	10,268	298,954	90,955	438

Net gain (loss) on investments	8,665	255,364	131,813	49,958	10,010	303,702	98,139	478

Reinvested capital gains	20,742	13,002	31,662	–	–	–	16,914	104

Net increase (decrease) in contract owners’ equity resulting from operations	$30,903	270,197	169,523	51,191	23,156	315,996	115,910	649

Investment activity:	PVTVoyIB	TRoeBlChip2	TRowEqInc2	TRLimTrmBnd2	VKCorPlus	VKUSRealEst
Reinvested dividends	$3	1,163	7,404	2,668	27,049	11,843

Net investment income (loss)	3	1,163	7,404	2,668	27,049	11,843

Proceeds from mutual fund shares sold	337	46,991	39,644	14,583	37,402	130,314
Cost of mutual fund shares sold	(305)	(45,348)	(38,803)	(14,656)	(37,828)	(111,044)

Realized gain (loss) on investments	32	1,643	841	(73)	(426)	19,270
Change in unrealized gain (loss) on investments	155	36,768	63,204	793	4,843	292,099

Net gain (loss) on investments	187	38,411	64,045	720	4,417	311,369

Reinvested capital gains	–	–	19,491	–	3,594	71,104

Net increase (decrease) in contract owners’ equity resulting from operations	$190	39,574	90,940	3,388	35,060	394,316

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Year Ended December 31, 2006 and for the period March 8, 2005 (commencement of operations) through December 31, 2005

	Total		AIMBValue		AIMCapAp		AIMCapDev
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,166,096	148,300	4,803	442	127	16	–	–
Realized gain (loss) on investments	318,962	72,862	5,616	1,483	797	298	5,928	1,112
Change in unrealized gain (loss) on investments	5,248,807	366,328	65,903	10,917	10,764	934	45,814	10,737
Reinvested capital gains	1,614,621	206,412	53,101	5,644	–	–	10,053	–

Net increase (decrease) in contract owners’ equity resulting from operations	8,348,486	793,902	129,423	18,486	11,688	1,248	61,795	11,849

Equity transactions:
Purchase payments received from contract owners (note 6)	78,455,569	30,293,682	314,862	68,912	45,134	6,268	143,332	33,234
Transfers between funds	–	–	381,911	606,832	160,578	36,272	187,949	213,556
Surrenders (note 6)	(2,065,736)	(227,038)	(29)	(79,422)	(3)	–	(1,880)	(986)
Death benefits (note 4)	(18,890)	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(2,754,334)	(223,286)	(14,461)	–	–	–	(8,063)	–
Deductions for surrender charges (note 2d)	(152,986)	(6,398)	(235)	(220)	(137)	(14)	(367)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,820,140)	(1,426,932)	(110,820)	(23,034)	(23,313)	(1,958)	(44,143)	(9,772)
Asset charges (note 3)	(277,584)	(39,548)	(3,725)	(646)	(625)	(42)	(1,829)	(310)
Adjustments to maintain reserves	(16,699)	20,252	(1)	31	3	38	20	22

Net equity transactions	64,349,200	28,390,732	567,502	572,453	181,637	40,564	275,019	235,744

Net change in contract owners’ equity	72,697,686	29,184,634	696,925	590,939	193,325	41,812	336,814	247,593
Contract owners’ equity beginning of period	29,184,634	–	590,939	–	41,812	–	247,593	–

Contract owners’ equity end of period	$101,882,320	29,184,634	1,287,864	590,939	235,137	41,812	584,407	247,593

CHANGES IN UNITS:
Beginning units	2,687,820	–	55,180	–	3,774	–	22,328	–

Units purchased	11,469,479	4,868,564	62,841	57,483	18,516	4,570	27,531	23,270
Units redeemed	(5,955,511)	(2,180,744)	(11,791)	(2,303)	(2,324)	(796)	(4,629)	(942)

Ending units	8,201,788	2,687,820	106,230	55,180	19,966	3,774	45,230	22,328

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period March 8, 2005 (commencement of operations) through December 31, 2005

	ACVPInfPro2		ACVPMdCpV		ACVPUltra		ACVPVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$11,134	3,370	3,167	1,492	–	–	9,461	–
Realized gain (loss) on investments	(1,749)	(199)	1,782	(33)	(11,070)	96	3,611	695
Change in unrealized gain (loss) on investments	(2,998)	(2,080)	47,477	(2,949)	6,821	551	120,057	16,189
Reinvested capital gains	–	–	15,594	4,164	–	–	59,681	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,387	1,091	68,020	2,674	(4,249)	647	192,810	16,884

Equity transactions:
Purchase payments received from contract owners (note 6)	131,092	29,090	111,166	2,804	57,128	15,584	280,294	62,470
Transfers between funds	220,506	172,338	213,634	180,058	156,744	41,964	577,503	508,690
Surrenders (note 6)	(1,620)	(36)	–	–	(1,737)	–	(11,317)	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(3,402)	–	–	–	–	–	(2,510)	–
Deductions for surrender charges (note 2d)	(1,368)	–	(134)	–	(26)	(6)	(2,570)	(18)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(48,632)	(9,724)	(46,065)	(4,978)	(22,262)	(3,066)	(112,380)	(19,726)
Asset charges (note 3)	(1,631)	(298)	(1,138)	(90)	(670)	(80)	(4,035)	(690)
Adjustments to maintain reserves	43	–	14	30	4	19	(8)	42

Net equity transactions	294,988	191,370	277,477	177,824	189,181	54,415	724,977	550,768

Net change in contract owners’ equity	301,375	192,461	345,497	180,498	184,932	55,062	917,787	567,652
Contract owners’ equity beginning of period	192,461	–	180,498	–	55,062	–	567,652	–

Contract owners’ equity end of period	$493,836	192,461	525,995	180,498	239,994	55,062	1,485,439	567,652

CHANGES IN UNITS:
Beginning units	18,950	–	15,942	–	5,294	–	53,242	–

Units purchased	34,468	19,945	26,527	16,399	21,569	5,601	75,723	55,204
Units redeemed	(5,554)	(995)	(3,851)	(457)	(3,007)	(307)	(11,543)	(1,962)

Ending units	47,864	18,950	38,618	15,942	23,856	5,294	117,422	53,242

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period March 8, 2005 (commencement of operations) through December 31, 2005

	ACVPVista		DryIPSmCap		DryStkIx		DryVIApp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$–	–	1,161	–	24,364	5,186	7,610	–
Realized gain (loss) on investments	624	41	2,214	542	17,562	(19)	4,280	763
Change in unrealized gain (loss) on investments	(5,353)	365	37,430	1,354	165,866	12,345	93,867	3,136
Reinvested capital gains	78	–	6,586	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(4,651)	406	47,391	1,896	207,792	17,512	105,757	3,899

Equity transactions:
Purchase payments received from contract owners (note 6)	11,162	1,530	186,860	50,844	523,192	74,872	396,953	79,888
Transfers between funds	192,880	8,390	311,357	131,064	747,235	635,484	198,841	280,820
Surrenders (note 6)	–	–	(7,469)	–	(5,055)	–	(2,444)	(40)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	(9,318)	–	(7,133)	–	(16,973)	–
Deductions for surrender charges (note 2d)	(283)	–	(3,155)	–	(6,088)	–	(290)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(16,851)	(834)	(67,008)	(10,290)	(157,595)	(24,552)	(73,011)	(18,156)
Asset charges (note 3)	(338)	(16)	(2,057)	(224)	(4,930)	(678)	(2,811)	(558)
Adjustments to maintain reserves	32	16	7	41	(1)	43	17	24

Net equity transactions	186,602	9,086	409,217	171,435	1,089,625	685,169	500,282	341,978

Net change in contract owners’ equity	181,951	9,492	456,608	173,331	1,297,417	702,681	606,039	345,877
Contract owners’ equity beginning of period	9,492	–	173,331	–	702,681	–	345,877	–

Contract owners’ equity end of period	$191,443	9,492	629,939	173,331	2,000,098	702,681	951,916	345,877

CHANGES IN UNITS:
Beginning units	828	–	15,656	–	66,272	–	32,988	–

Units purchased	15,998	1,335	41,336	16,616	123,423	68,695	53,585	34,785
Units redeemed	(1,506)	(507)	(7,260)	(960)	(26,371)	(2,423)	(8,627)	(1,797)

Ending units	15,320	828	49,732	15,656	163,324	66,272	77,946	32,988

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period March 8, 2005 (commencement of operations) through December 31, 2005

	FedMrkOp		FedQualBd		FidVIPEIS		FidVIPGrS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$–	–	10,956	–	31,550	–	623	–
Realized gain (loss) on investments	435	–	(3,280)	45	3,236	369	1,183	144
Change in unrealized gain (loss) on investments	406	–	6,392	411	16,000	10,991	27,108	4,147
Reinvested capital gains	–	–	–	–	132,326	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	841	–	14,068	456	183,112	11,360	28,914	4,291

Equity transactions:
Purchase payments received from contract owners (note 6)	858	–	151,609	18,678	435,830	65,234	188,914	33,550
Transfers between funds	71,466	–	239,710	178,796	775,330	345,434	285,496	173,408
Surrenders (note 6)	–	–	(1,742)	(664)	(1,140)	(3,278)	18	–
Death benefits (note 4)	–	–	–	–	(2,235)	–	–	–
Net policy repayments (loans) (note 5)	–	–	(51,184)	–	(37,264)	–	(91)	–
Deductions for surrender charges (note 2d)	–	–	(407)	(56)	(2,199)	(26)	(458)	(30)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(578)	–	(43,566)	(6,472)	(118,269)	(15,984)	(62,359)	(6,092)
Asset charges (note 3)	(15)	–	(1,520)	(248)	(3,822)	(472)	(1,907)	(172)
Adjustments to maintain reserves	28	–	30	29	35	19	14	41

Net equity transactions	71,759	–	292,930	190,063	1,046,266	390,927	409,627	200,705

Net change in contract owners’ equity	72,600	–	306,998	190,519	1,229,378	402,287	438,541	204,996
Contract owners’ equity beginning of period	–	–	190,519	–	402,287	–	204,996	–

Contract owners’ equity end of period	$72,600	–	497,517	190,519	1,631,665	402,287	643,537	204,996

CHANGES IN UNITS:
Beginning units	–	–	18,824	–	37,512	–	19,034	–

Units purchased	11,758	–	38,148	19,496	103,272	39,086	42,941	19,629
Units redeemed	(4,774)	–	(9,776)	(672)	(14,078)	(1,574)	(5,991)	(595)

Ending units	6,984	–	47,196	18,824	126,706	37,512	55,984	19,034

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period March 8, 2005 (commencement of operations) through December 31, 2005

	FidVIPOvSR		FidVIPConS		FidVIPIGBdS		FidVIPMCapS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$4,096	–	46,490	–	20,271	–	2,871	–
Realized gain (loss) on investments	8,910	2,571	21,317	5,802	(1,439)	163	9,256	4,113
Change in unrealized gain (loss) on investments	144,605	34,645	(60,140)	97,731	44,952	1,827	60,145	48,812
Reinvested capital gains	3,078	–	409,173	–	1,236	–	129,628	–

Net increase (decrease) in contract owners’ equity resulting from operations	160,689	37,216	416,840	103,533	65,020	1,990	201,900	52,925

Equity transactions:
Purchase payments received from contract owners (note 6)	382,165	61,586	1,185,454	162,782	522,046	49,244	800,481	105,798
Transfers between funds	644,279	314,648	2,634,641	1,511,738	1,229,293	364,052	1,332,615	731,144
Surrenders (note 6)	(3,040)	(178)	(27,969)	(3,280)	(15,040)	(30)	(19,016)	(2,618)
Death benefits (note 4)	–	–	(1,151)	–	–	–	(672)	–
Net policy repayments (loans) (note 5)	(8,878)	–	(45,281)	14	(26,420)	(24)	(14,108)	(8)
Deductions for surrender charges (note 2d)	(2,181)	(40)	(6,371)	(290)	(2,572)	(52)	(7,431)	(36)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(122,337)	(16,030)	(415,830)	(41,836)	(139,763)	(14,398)	(225,472)	(27,418)
Asset charges (note 3)	(4,251)	(462)	(13,525)	(1,310)	(5,164)	(474)	(7,663)	(810)
Adjustments to maintain reserves	14	60	(30)	54	42	14	22	29

Net equity transactions	885,771	359,584	3,309,938	1,627,872	1,562,422	398,332	1,858,756	806,081

Net change in contract owners’ equity	1,046,460	396,800	3,726,778	1,731,405	1,627,442	400,322	2,060,656	859,006
Contract owners’ equity beginning of period	396,800	–	1,731,405	–	400,322	–	859,006	–

Contract owners’ equity end of period	$1,443,260	396,800	5,458,183	1,731,405	2,027,764	400,322	2,919,662	859,006

CHANGES IN UNITS:
Beginning units	31,744	–	146,390	–	39,276	–	71,246	–

Units purchased	76,678	33,204	308,458	150,470	168,900	40,754	165,282	73,997
Units redeemed	(10,532)	(1,460)	(41,288)	(4,080)	(17,432)	(1,478)	(21,450)	(2,751)

Ending units	97,890	31,744	413,560	146,390	190,744	39,276	215,078	71,246

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period March 8, 2005 (commencement of operations) through December 31, 2005

	FidVIPVaIS		FidVIPEnergyS2		FidVIPFree10S		FidVIPFree20S
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,306	–	4,998	312	1,414	36	3,798	110
Realized gain (loss) on investments	(4,072)	199	5,536	310	201	–	1,151	26
Change in unrealized gain (loss) on investments	13,250	4,912	(74,204)	(2,514)	3,189	(53)	9,511	303
Reinvested capital gains	43,641	–	106,994	4,102	364	–	2,347	–

Net increase (decrease) in contract owners’ equity resulting from operations	54,125	5,111	43,324	2,210	5,168	(17)	16,807	439

Equity transactions:
Purchase payments received from contract owners (note 6)	69,434	20,622	292,640	6,890	7,201	–	83,863	2,300
Transfers between funds	140,460	221,140	732,551	95,852	73,488	8,242	168,034	28,032
Surrenders (note 6)	(1)	–	(521)	–	(1)	–	(902)	–
Death benefits (note 4)	–	–	(2,469)	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	(16,247)	–	–	–	–	–
Deductions for surrender charges (note 2d)	(416)	(18)	(1,974)	–	(163)	–	(1,821)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(45,190)	(6,722)	(88,414)	(3,852)	(7,602)	–	(30,376)	(1,818)
Asset charges (note 3)	(1,085)	(146)	(2,042)	(72)	(236)	–	(730)	(22)
Adjustments to maintain reserves	10	19	(8)	59	(8)	31	22	22

Net equity transactions	163,212	234,895	913,516	98,877	72,679	8,273	218,090	28,514

Net change in contract owners’ equity	217,337	240,006	956,840	101,087	77,847	8,256	234,897	28,953
Contract owners’ equity beginning of period	240,006	–	101,087	–	8,256	–	28,953	–

Contract owners’ equity end of period	$457,343	240,006	1,057,927	101,087	86,103	8,256	263,850	28,953

CHANGES IN UNITS:
Beginning units	22,290	–	7,480	–	764	–	2,604	–

Units purchased	18,349	22,951	67,135	7,779	7,994	764	21,517	2,774
Units redeemed	(4,085)	(661)	(7,487)	(299)	(1,500)	–	(2,897)	(170)

Ending units	36,554	22,290	67,128	7,480	7,258	764	21,224	2,604

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period March 8, 2005 (commencement of operations) through December 31, 2005

	FidVIPFree30S		FrVIPIncSec2		FrVIPRisDiv		FrVIPSmCapV1
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$3,644	162	12	–	15,468	440	5,355	108
Realized gain (loss) on investments	4,109	74	319	–	10,691	928	4,726	829
Change in unrealized gain (loss) on investments	11,870	794	12,090	–	153,043	23,750	60,342	4,270
Reinvested capital gains	2,589	–	2	–	6,228	262	22,525	74

Net increase (decrease) in contract owners’ equity resulting from operations	22,212	1,030	12,423	–	185,430	25,380	92,948	5,281

Equity transactions:
Purchase payments received from contract owners (note 6)	117,689	7,670	9,609	–	515,090	121,330	262,618	53,570
Transfers between funds	136,290	42,016	266,403	–	460,840	469,132	554,731	243,018
Surrenders (note 6)	(1,708)	–	–	–	(508)	(32)	(7,512)	–
Death benefits (note 4)	–	–	–	–	(2,218)	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	(23,081)	–	(7,790)	–
Deductions for surrender charges (note 2d)	(1,690)	–	–	–	(680)	(82)	(2,758)	(36)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(60,473)	(4,162)	(7,231)	–	(146,516)	(28,354)	(82,896)	(9,902)
Asset charges (note 3)	(883)	(46)	(158)	–	(5,316)	(906)	(3,037)	(354)
Adjustments to maintain reserves	8	35	35	–	4	50	22	38

Net equity transactions	189,233	45,513	268,658	–	797,615	561,138	713,378	286,334

Net change in contract owners’ equity	211,445	46,543	281,081	–	983,045	586,518	806,326	291,615
Contract owners’ equity beginning of period	46,543	–	–	–	586,518	–	291,615	–

Contract owners’ equity end of period	$257,988	46,543	281,081	–	1,569,563	586,518	1,097,941	291,615

CHANGES IN UNITS:
Beginning units	4,108	–	–	–	55,804	–	26,166	–

Units purchased	22,467	4,488	25,738	–	87,020	58,702	66,271	27,108
Units redeemed	(6,451)	(380)	(678)	–	(15,652)	(2,898)	(8,453)	(942)

Ending units	20,124	4,108	25,060	–	127,172	55,804	83,984	26,166

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period March 8, 2005 (commencement of operations) through December 31, 2005

	FrVIPDevMrk3		FrVIPForSec3		FrVIPGlInc3		GVITAstAll2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$7,057	–	13,348	98	3,670	74	3,157	–
Realized gain (loss) on investments	6,527	580	5,658	3,953	1,220	(131)	748	–
Change in unrealized gain (loss) on investments	118,689	4,224	209,613	7,981	21,826	194	6,938	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	132,273	4,804	228,619	12,032	26,716	137	10,843	–

Equity transactions:
Purchase payments received from contract owners (note 6)	212,478	8,854	499,341	24,694	72,847	796	111,230	–
Transfers between funds	733,712	101,112	1,191,388	272,754	386,166	19,060	63,920	–
Surrenders (note 6)	(1,739)	(18)	(4,835)	(34)	(1,587)	(2)	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(5,707)	–	(16,536)	(110)	–	–	(180)	–
Deductions for surrender charges (note 2d)	(3,280)	–	(724)	–	(2,355)	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(86,700)	(2,694)	(134,474)	(8,236)	(34,334)	(906)	(7,379)	–
Asset charges (note 3)	(2,159)	(68)	(4,953)	(312)	(712)	(22)	(209)	–
Adjustments to maintain reserves	11	47	(51)	29	23	27	40	–

Net equity transactions	846,616	107,233	1,529,156	288,785	420,048	18,953	167,422	–

Net change in contract owners’ equity	978,889	112,037	1,757,775	300,817	446,764	19,090	178,265	–
Contract owners’ equity beginning of period	112,037	–	300,817	–	19,090	–	–	–

Contract owners’ equity end of period	$1,090,926	112,037	2,058,592	300,817	465,854	19,090	178,265	–

CHANGES IN UNITS:
Beginning units	8,750	–	26,648	–	1,932	–	–	–

Units purchased	64,699	9,016	136,638	27,481	43,500	2,026	17,649	–
Units redeemed	(6,973)	(266)	(13,146)	(833)	(3,652)	(94)	(763)	–

Ending units	66,476	8,750	150,140	26,648	41,780	1,932	16,886	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period March 8, 2005 (commencement of operations) through December 31, 2005

	GVITBnd2		GVITGloGr2		GVITGrowth2		GVITIntVal3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1	–	1,780	–	4,398	–	26,751	1,404
Realized gain (loss) on investments	45	–	1,593	–	855	–	9,172	2,699
Change in unrealized gain (loss) on investments	2,263	–	29,648	–	36,382	–	161,812	22,899
Reinvested capital gains	–	–	–	–	–	–	84,271	1,310

Net increase (decrease) in contract owners’ equity resulting from operations	2,309	–	33,021	–	41,635	–	282,006	28,312

Equity transactions:
Purchase payments received from contract owners (note 6)	21,696	–	237,147	–	221,315	–	582,315	60,862
Transfers between funds	95,047	–	70,760	–	513,380	–	1,313,638	417,418
Surrenders (note 6)	–	–	–	–	–	–	(18,347)	(160)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	(464)	–	(2,413)	–	(32,666)	(112)
Deductions for surrender charges (note 2d)	–	–	–	–	(59)	–	(4,915)	(88)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,063)	–	(3,446)	–	(26,832)	–	(165,287)	(15,824)
Asset charges (note 3)	(95)	–	(347)	–	(1,011)	–	(6,172)	(576)
Adjustments to maintain reserves	33	–	41	–	37	–	(64)	37

Net equity transactions	113,618	–	303,691	–	704,417	–	1,668,502	461,557

Net change in contract owners’ equity	115,927	–	336,712	–	746,052	–	1,950,508	489,869
Contract owners’ equity beginning of period	–	–	–	–	–	–	489,869	–

Contract owners’ equity end of period	$115,927	–	336,712	–	746,052	–	2,440,377	489,869

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	42,776	–

Units purchased	11,303	–	31,483	–	75,084	–	148,724	44,336
Units redeemed	(303)	–	(427)	–	(3,102)	–	(17,892)	(1,560)

Ending units	11,000	–	31,056	–	71,982	–	173,608	42,776

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period March 8, 2005 (commencement of operations) through December 31, 2005

	GVITEmMrkts3		GVITFHiInc3		GVITGlHlth3		GVITGlTech3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$4,773	122	16,834	1,270	–	–	–	–
Realized gain (loss) on investments	23,446	891	17	(10)	(7,056)	98	7,984	177
Change in unrealized gain (loss) on investments	218,875	1,954	4,458	(319)	10,511	(5,835)	37,539	(2,002)
Reinvested capital gains	7,541	13,704	–	–	–	7,236	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	254,635	16,671	21,309	941	3,455	1,499	45,523	(1,825)

Equity transactions:
Purchase payments received from contract owners (note 6)	268,487	20,524	87,981	3,970	90,726	9,326	170,848	1,584
Transfers between funds	690,603	170,652	273,235	94,918	162,505	82,146	278,410	176,804
Surrenders (note 6)	(1,547)	(4)	(3)	–	(79)	–	(146)	–
Death benefits (note 4)	(1,148)	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(9,857)	–	–	–	(4,781)	–	(76)	–
Deductions for surrender charges (note 2d)	(2,590)	–	(161)	–	(108)	(76)	(1,275)	(134)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(112,288)	(6,558)	(21,975)	(1,756)	(21,131)	(4,486)	(21,227)	(2,724)
Asset charges (note 3)	(2,992)	(168)	(879)	(48)	(672)	(90)	(548)	(58)
Adjustments to maintain reserves	45	84	16	25	5	45	4	54

Net equity transactions	828,713	184,530	338,214	97,109	226,465	86,865	425,990	175,526

Net change in contract owners’ equity	1,083,348	201,201	359,523	98,050	229,920	88,364	471,513	173,701
Contract owners’ equity beginning of period	201,201	–	98,050	–	88,364	–	173,701	–

Contract owners’ equity end of period	$1,284,549	201,201	457,573	98,050	318,284	88,364	645,214	173,701

CHANGES IN UNITS:
Beginning units	15,086	–	9,302	–	8,226	–	14,102	–

Units purchased	63,967	15,629	32,030	9,474	23,226	8,662	34,850	14,339
Units redeemed	(8,567)	(543)	(2,082)	(172)	(2,602)	(436)	(1,796)	(237)

Ending units	70,486	15,086	39,250	9,302	28,850	8,226	47,156	14,102

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period March 8, 2005 (commencement of operations) through December 31, 2005

	GVITGvtBd		GVITIntIdx6		GVITIDAg2		GVITIDCon2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$46,020	4,166	172	–	39,643	9,174	4,727	442
Realized gain (loss) on investments	(4,007)	(892)	90	–	15,529	1,972	(53)	(22)
Change in unrealized gain (loss) on investments	(5,030)	(1,463)	1,682	–	199,591	6,770	4,102	(458)
Reinvested capital gains	6,029	14	–	–	22,996	9,898	680	526

Net increase (decrease) in contract owners’ equity resulting from operations	43,012	1,825	1,944	–	277,759	27,814	9,456	488

Equity transactions:
Purchase payments received from contract owners (note 6)	484,556	28,998	1,780	–	923,076	186,668	32,404	2,324
Transfers between funds	1,160,067	279,612	23,270	–	842,380	746,444	199,552	34,154
Surrenders (note 6)	(117,963)	–	–	–	(64,873)	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(6,804)	–	–	–	(88,369)	–	–	–
Deductions for surrender charges (note 2d)	(1,430)	(2)	–	–	(11,729)	(12)	(68)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(100,427)	(7,362)	(443)	–	(286,401)	(36,090)	(14,560)	(1,472)
Asset charges (note 3)	(3,864)	(314)	(20)	–	(7,747)	(1,138)	(659)	(74)
Adjustments to maintain reserves	18	43	29	–	21	38	22	33

Net equity transactions	1,414,153	300,975	24,616	–	1,306,358	895,910	216,691	34,965

Net change in contract owners’ equity	1,457,165	302,800	26,560	–	1,584,117	923,724	226,147	35,453
Contract owners’ equity beginning of period	302,800	–	–	–	923,724	–	35,453	–

Contract owners’ equity end of period	$1,759,965	302,800	26,560	–	2,507,841	923,724	261,600	35,453

CHANGES IN UNITS:
Beginning units	29,424	–	–	–	83,876	–	3,422	–

Units purchased	147,124	30,175	2,523	–	149,999	87,459	21,793	3,572
Units redeemed	(11,056)	(751)	(103)	–	(39,025)	(3,583)	(1,431)	(150)

Ending units	165,492	29,424	2,420	–	194,850	83,876	23,784	3,422

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period March 8, 2005 (commencement of operations) through December 31, 2005

	GVITIDMod2		GVITIDModAg2		GVITIDModCon2		GVITMdCpGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$127,536	16,658	131,952	23,844	15,165	1,616	–	–
Realized gain (loss) on investments	12,969	3,692	45,898	5,465	2,101	882	13,205	1,802
Change in unrealized gain (loss) on investments	351,630	(2,049)	482,846	2,880	15,383	(682)	71,106	6,333
Reinvested capital gains	38,452	11,734	61,816	29,396	6,399	1,316	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	530,587	30,035	722,512	61,585	39,048	3,132	84,311	8,135

Equity transactions:
Purchase payments received from contract owners (note 6)	2,060,205	218,030	2,234,948	420,802	285,134	17,404	475,844	30,178
Transfers between funds	3,766,393	1,193,116	3,642,900	2,164,846	384,228	127,482	1,149,310	228,130
Surrenders (note 6)	(47,828)	(1,340)	(26,234)	(22,302)	–	(2,492)	(10,260)	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(1,745)	(65,058)	(143,632)	–	(1,112)	–	(22,725)	(96)
Deductions for surrender charges (note 2d)	(18,784)	(4,126)	(18,170)	(188)	–	–	(1,015)	(18)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(514,175)	(59,258)	(806,374)	(101,234)	(106,132)	(6,944)	(112,940)	(5,874)
Asset charges (note 3)	(15,564)	(1,866)	(24,001)	(2,504)	(2,130)	(236)	(4,158)	(258)
Adjustments to maintain reserves	368	30	368	210	14	24	31	25

Net equity transactions	5,228,870	1,279,528	4,859,805	2,459,630	560,002	135,238	1,474,087	252,087

Net change in contract owners’ equity	5,759,457	1,309,563	5,582,317	2,521,215	599,050	138,370	1,558,398	260,222
Contract owners’ equity beginning of period	1,309,563	–	2,521,215	–	138,370	–	260,222	–

Contract owners’ equity end of period	$7,069,020	1,309,563	8,103,532	2,521,215	737,420	138,370	1,818,620	260,222

CHANGES IN UNITS:
Beginning units	122,878	–	231,586	–	13,158	–	23,166	–

Units purchased	539,669	144,348	505,929	241,370	67,525	15,436	138,754	23,732
Units redeemed	(66,877)	(21,470)	(87,657)	(9,784)	(16,007)	(2,278)	(14,614)	(566)

Ending units	595,670	122,878	649,858	231,586	64,676	13,158	147,306	23,166

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period March 8, 2005 (commencement of operations) through December 31, 2005

	GVITMdCpIdx		GVITMyMkt		GVITNWFund		GVITSmCapGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$5,350	632	278,968	62,010	18,040	922	–	–
Realized gain (loss) on investments	1,896	1,215	–	–	9,094	2,656	10,951	2,867
Change in unrealized gain (loss) on investments	17,755	(3,801)	–	–	193,487	4,818	12	8,168
Reinvested capital gains	5,900	8,006	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	30,901	6,052	278,968	62,010	220,621	8,396	10,963	11,035

Equity transactions:
Purchase payments received from contract owners (note 6)	167,844	31,550	53,778,237	27,226,592	664,257	21,282	63,377	24,838
Transfers between funds	358,585	129,300	(48,833,377)	(19,566,542)	1,785,859	250,916	152,139	182,796
Surrenders (note 6)	(9,415)	–	(1,479,035)	(103,318)	(15,391)	–	2	–
Death benefits (note 4)	(372)	–	(2,678)	–	–	–	–	–
Net policy repayments (loans) (note 5)	(10,261)	–	(1,855,273)	(157,006)	(11,833)	(168)	(33,905)	–
Deductions for surrender charges (note 2d)	(3,456)	–	(3,004)	(70)	(586)	–	(54)	(10)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(63,872)	(6,570)	(1,589,421)	(637,504)	(165,753)	(4,806)	(30,438)	(4,628)
Asset charges (note 3)	(1,799)	(164)	(41,997)	(15,436)	(5,951)	(230)	(1,166)	(242)
Adjustments to maintain reserves	27	(31)	(19,527)	(170)	(3)	29	27	30

Net equity transactions	437,281	154,085	(46,075)	6,746,546	2,250,599	267,023	149,982	202,784

Net change in contract owners’ equity	468,182	160,137	232,893	6,808,556	2,471,220	275,419	160,945	213,819
Contract owners’ equity beginning of period	160,137	–	6,808,556	–	275,419	–	213,819	–

Contract owners’ equity end of period	$628,319	160,137	7,041,449	6,808,556	2,746,639	275,419	374,764	213,819

CHANGES IN UNITS:
Beginning units	13,924	–	663,162	–	25,358	–	19,042	–

Units purchased	43,180	14,525	5,139,944	2,747,644	215,236	25,842	18,988	19,488
Units redeemed	(7,388)	(601)	(5,146,984)	(2,084,482)	(18,038)	(484)	(5,692)	(446)

Ending units	49,716	13,924	656,122	663,162	222,556	25,358	32,338	19,042

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period March 8, 2005 (commencement of operations) through December 31, 2005

	GVITSmCapVal		GVITSmComp		GVITUSGro		GVITVKVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,635	96	1,891	–	463	–	39,766	4,680
Realized gain (loss) on investments	(1,196)	364	(6,127)	2,781	(1,891)	101	11,125	3,121
Change in unrealized gain (loss) on investments	10,543	(11,372)	120,442	(38,884)	(2,484)	(5,272)	176,221	(2,546)
Reinvested capital gains	31,152	13,248	20,299	59,594	2,283	7,786	115,044	18,446

Net increase (decrease) in contract owners’ equity resulting from operations	42,134	2,336	136,505	23,491	(1,629)	2,615	342,156	23,701

Equity transactions:
Purchase payments received from contract owners (note 6)	90,871	15,402	481,172	74,724	66,204	20,616	911,237	97,100
Transfers between funds	189,775	132,116	816,417	498,648	73,881	61,474	1,720,456	654,938
Surrenders (note 6)	(626)	–	(4,090)	(1,660)	(1)	–	(30,423)	(32)
Death benefits (note 4)	–	–	(438)	–	–	–	–	–
Net policy repayments (loans) (note 5)	(585)	–	(39,636)	(36)	–	–	(29,919)	(168)
Deductions for surrender charges (note 2d)	(835)	(180)	(946)	(42)	(130)	–	(6,947)	(52)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,475)	(5,736)	(137,214)	(20,886)	(20,958)	(3,046)	(227,246)	(22,154)
Asset charges (note 3)	(1,525)	(136)	(5,055)	(672)	(636)	(88)	(8,905)	(870)
Adjustments to maintain reserves	29	28	(1)	49	22	28	16	45

Net equity transactions	232,629	141,494	1,110,209	550,125	118,382	78,984	2,328,269	728,807

Net change in contract owners’ equity	274,763	143,830	1,246,714	573,616	116,753	81,599	2,670,425	752,508
Contract owners’ equity beginning of period	143,830	–	573,616	–	81,599	–	752,508	–

Contract owners’ equity end of period	$418,593	143,830	1,820,330	573,616	198,352	81,599	3,422,933	752,508

CHANGES IN UNITS:
Beginning units	13,324	–	49,848	–	7,080	–	70,808	–

Units purchased	23,839	13,887	107,126	51,791	12,107	7,360	238,493	73,052
Units redeemed	(4,103)	(563)	(15,782)	(1,943)	(1,927)	(280)	(31,415)	(2,244)

Ending units	33,060	13,324	141,192	49,848	17,260	7,080	277,886	70,808

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period March 8, 2005 (commencement of operations) through December 31, 2005

	GVITMltSec		JanForty		JanIntGroS2		MFSInvGrStI
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$10,529	1,516	33	–	7,579	–	–	2
Realized gain (loss) on investments	(192)	(8)	916	–	(533)	–	6,440	1,415
Change in unrealized gain (loss) on investments	998	(1,380)	2,122	–	134,721	–	44,566	11,929
Reinvested capital gains	483	702	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	11,818	830	3,071	–	141,767	–	51,006	13,346

Equity transactions:
Purchase payments received from contract owners (note 6)	36,627	18,430	9,842	–	125,390	–	288,483	85,430
Transfers between funds	160,608	114,086	37,219	–	941,762	–	98,504	346,506
Surrenders (note 6)	(3,002)	–	–	–	(3,554)	–	(2)	(50)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(902)	–	–	–	(2,237)	–	(20,139)	–
Deductions for surrender charges (note 2d)	(4,448)	(18)	–	–	(68)	–	(223)	(104)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,402)	(2,850)	(3,087)	–	(27,742)	–	(83,855)	(22,562)
Asset charges (note 3)	(986)	(130)	(47)	–	(1,152)	–	(3,139)	(686)
Adjustments to maintain reserves	14	21	29	–	564	–	(22)	40

Net equity transactions	166,509	129,539	43,956	–	1,032,963	–	279,607	408,574

Net change in contract owners’ equity	178,327	130,369	47,027	–	1,174,730	–	330,613	421,920
Contract owners’ equity beginning of period	130,369	–	–	–	–	–	421,920	–

Contract owners’ equity end of period	$308,696	130,369	47,027	–	1,174,730	–	752,533	421,920

CHANGES IN UNITS:
Beginning units	12,746	–	–	–	–	–	39,870	–

Units purchased	18,989	13,041	4,764	–	104,103	–	36,178	42,125
Units redeemed	(2,947)	(295)	(316)	–	(3,087)	–	(9,944)	(2,255)

Ending units	28,788	12,746	4,448	–	101,016	–	66,104	39,870

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period March 8, 2005 (commencement of operations) through December 31, 2005

	MFSValueI		NBAMTFasc		NBAMTInt		NBAMTLMat
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$3,201	–	–	–	4,718	198	45,158	6,030
Realized gain (loss) on investments	3,164	433	330	162	7,212	2,364	(572)	(295)
Change in unrealized gain (loss) on investments	74,013	3,058	3,349	782	252,670	5,623	(427)	(4,010)
Reinvested capital gains	9,049	–	3,071	308	17,319	878	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	89,427	3,491	6,750	1,252	281,919	9,063	44,159	1,725

Equity transactions:
Purchase payments received from contract owners (note 6)	219,129	20,574	21,202	2,058	584,257	14,848	356,634	44,396
Transfers between funds	246,050	213,376	36,772	75,598	1,636,478	185,510	1,399,979	251,240
Surrenders (note 6)	–	–	–	–	(9,412)	–	(16,948)	(66)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(163)	22	–	–	(12,928)	(138)	(2,858)	–
Deductions for surrender charges (note 2d)	(405)	–	(536)	–	(720)	–	(1,870)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(42,351)	(6,366)	(12,276)	(3,726)	(149,743)	(3,716)	(98,952)	(14,370)
Asset charges (note 3)	(1,575)	(206)	(360)	(86)	(5,354)	(174)	(4,171)	(472)
Adjustments to maintain reserves	6	36	(6)	27	526	17,956	29	64

Net equity transactions	420,691	227,436	44,796	73,871	2,043,104	214,286	1,631,843	280,792

Net change in contract owners’ equity	510,118	230,927	51,546	75,123	2,325,023	223,349	1,676,002	282,517
Contract owners’ equity beginning of period	230,927	–	75,123	–	223,349	–	282,517	–

Contract owners’ equity end of period	$741,045	230,927	126,669	75,123	2,548,372	223,349	1,958,519	282,517

CHANGES IN UNITS:
Beginning units	21,508	–	7,116	–	19,008	–	27,828	–

Units purchased	39,381	22,440	5,936	7,479	170,114	19,362	168,025	29,303
Units redeemed	(3,773)	(932)	(1,652)	(363)	(13,446)	(354)	(10,717)	(1,475)

Ending units	57,116	21,508	11,400	7,116	175,676	19,008	185,136	27,828

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period March 8, 2005 (commencement of operations) through December 31, 2005

	NBAMTRegS		NBAMTSocRes		OppGlSec3		OppCapAp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,496	–	1,831	–	6,048	–	1,233	–
Realized gain (loss) on investments	1,894	(4)	3,468	2,604	9,295	2,624	2,872	277
Change in unrealized gain (loss) on investments	6,771	2,398	251,896	7,859	122,518	20,549	47,086	8,024
Reinvested capital gains	20,742	–	13,002	374	31,662	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	30,903	2,394	270,197	10,837	169,523	23,173	51,191	8,301

Equity transactions:
Purchase payments received from contract owners (note 6)	84,319	25,206	764,331	42,100	344,026	60,068	368,097	49,890
Transfers between funds	179,679	126,000	2,022,844	343,478	744,778	370,568	302,008	239,214
Surrenders (note 6)	3	–	(28,933)	(2)	(17,137)	(4,990)	(4,631)	(2)
Death benefits (note 4)	–	–	–	–	(778)	–	–	–
Net policy repayments (loans) (note 5)	(1)	(44)	(14,268)	(156)	(17,408)	6	–	–
Deductions for surrender charges (note 2d)	(268)	–	(2,272)	(74)	(2,099)	(12)	(1,100)	(86)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(30,864)	(1,194)	(187,238)	(6,328)	(140,229)	(14,684)	(88,981)	(13,750)
Asset charges (note 3)	(1,133)	(72)	(6,986)	(322)	(4,099)	(328)	(2,416)	(342)
Adjustments to maintain reserves	8	39	46	120	42	34	(1)	39

Net equity transactions	231,743	149,935	2,547,524	378,816	907,096	410,662	572,976	274,963

Net change in contract owners’ equity	262,646	152,329	2,817,721	389,653	1,076,619	433,835	624,167	283,264
Contract owners’ equity beginning of period	152,329	–	389,653	–	433,835	–	283,264	–

Contract owners’ equity end of period	$414,975	152,329	3,207,374	389,653	1,510,454	433,835	907,431	283,264

CHANGES IN UNITS:
Beginning units	13,062	–	35,240	–	35,974	–	26,486	–

Units purchased	21,988	13,470	239,728	35,873	84,914	37,566	61,085	27,837
Units redeemed	(2,974)	(408)	(19,852)	(633)	(14,464)	(1,592)	(8,971)	(1,351)

Ending units	32,076	13,062	255,116	35,240	106,424	35,974	78,600	26,486

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period March 8, 2005 (commencement of operations) through December 31, 2005

	OppHighInc		OppMSt		OppMStSCap		PVTGroIncIB
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$13,146	–	12,294	–	857	–	67	–
Realized gain (loss) on investments	(258)	205	4,748	3,068	7,184	1,658	40	108
Change in unrealized gain (loss) on investments	10,268	1,236	298,954	12,719	90,955	6,627	438	136
Reinvested capital gains	–	–	–	–	16,914	–	104	–

Net increase (decrease) in contract owners’ equity resulting from operations	23,156	1,441	315,996	15,787	115,910	8,285	649	244

Equity transactions:
Purchase payments received from contract owners (note 6)	79,337	21,730	869,475	68,890	328,845	34,218	2,611	(42)
Transfers between funds	138,753	120,552	2,047,073	547,446	1,028,689	219,696	–	2,536
Surrenders (note 6)	(478)	–	(15,544)	(2)	(3,071)	–	–	–
Death benefits (note 4)	(2,121)	–	(2,182)	–	–	–	–	–
Net policy repayments (loans) (note 5)	(9,536)	–	(13,670)	(144)	(3,702)	(60)	–	–
Deductions for surrender charges (note 2d)	(522)	(18)	(1,192)	(92)	(410)	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(35,718)	(5,112)	(221,467)	(13,426)	(116,262)	(6,362)	(382)	(234)
Asset charges (note 3)	(1,173)	(152)	(8,141)	(570)	(3,656)	(208)	(28)	(10)
Adjustments to maintain reserves	36	25	(29)	50	27	42	(7)	18

Net equity transactions	168,578	137,025	2,654,323	602,152	1,230,460	247,326	2,194	2,268

Net change in contract owners’ equity	191,734	138,466	2,970,319	617,939	1,346,370	255,611	2,843	2,512
Contract owners’ equity beginning of period	138,466	–	617,939	–	255,611	–	2,512	–

Contract owners’ equity end of period	$330,200	138,466	3,588,258	617,939	1,601,981	255,611	5,355	2,512

CHANGES IN UNITS:
Beginning units	13,472	–	57,526	–	22,356	–	236	–

Units purchased	21,276	13,991	255,214	58,871	109,737	22,948	236	301
Units redeemed	(5,388)	(519)	(22,330)	(1,345)	(10,255)	(592)	(38)	(65)

Ending units	29,360	13,472	290,410	57,526	121,838	22,356	434	236

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period March 8, 2005 (commencement of operations) through December 31, 2005

	PVTVoyIB		TRoeBlChip2		TRowEqInc2		TRLimTrmBnd2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$3	–	1,163	96	7,404	968	2,668	32
Realized gain (loss) on investments	32	19	1,643	21	841	96	(73)	(2)
Change in unrealized gain (loss) on investments	155	194	36,768	3,799	63,204	(5,421)	793	(14)
Reinvested capital gains	–	–	–	–	19,491	6,728	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	190	213	39,574	3,916	90,940	2,371	3,388	16

Equity transactions:
Purchase payments received from contract owners (note 6)	334	330	191,454	5,378	164,070	15,496	30,978	182
Transfers between funds	273	2,430	374,502	100,572	428,808	170,500	96,482	8,398
Surrenders (note 6)	–	–	(989)	–	(1,609)	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	(31,508)	–	(1,052)	–	–	–
Deductions for surrender charges (note 2d)	–	–	(2,850)	–	(2,732)	–	(4)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(293)	(176)	(62,075)	(4,470)	(51,881)	(3,864)	(9,521)	(384)
Asset charges (note 3)	(18)	(10)	(1,559)	(98)	(1,993)	(138)	(323)	(8)
Adjustments to maintain reserves	(16)	22	3	44	12	36	4	20

Net equity transactions	280	2,596	466,978	101,426	533,623	182,030	117,616	8,208

Net change in contract owners’ equity	470	2,809	506,552	105,342	624,563	184,401	121,004	8,224
Contract owners’ equity beginning of period	2,809	–	105,342	–	184,401	–	8,224	–

Contract owners’ equity end of period	$3,279	2,809	611,894	105,342	808,964	184,401	129,228	8,224

CHANGES IN UNITS:
Beginning units	262	–	9,310	–	17,336	–	812	–

Units purchased	60	279	48,810	9,718	51,885	17,715	12,408	850
Units redeemed	(32)	(17)	(8,656)	(408)	(5,121)	(379)	(954)	(38)

Ending units	290	262	49,464	9,310	64,100	17,336	12,266	812

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Year Ended December 31, 2006 and for the period March 8, 2005 (commencement of operations) through December 31, 2005

	VKCorPlus		VKUSRealEst
Investment activity:	2006	2005	2006	2005
Net investment income (loss)	$27,049	154	11,843	422
Realized gain (loss) on investments	(426)	(164)	19,270	3,668
Change in unrealized gain (loss) on investments	4,843	1,902	292,099	17,255
Reinvested capital gains	3,594	32	71,104	930

Net increase (decrease) in contract owners’ equity resulting from operations	35,060	1,924	394,316	22,275

Equity transactions:
Purchase payments received from contract owners (note 6)	328,689	11,478	733,206	91,154
Transfers between funds	893,403	159,624	885,972	408,256
Surrenders (note 6)	(10,680)	–	(4,693)	–
Death benefits (note 4)	–	–	(428)	–
Net policy repayments (loans) (note 5)	(4,380)	–	(8,899)	–
Deductions for surrender charges (note 2d)	(294)	–	(2,578)	(72)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(75,459)	(3,834)	(182,445)	(23,646)
Asset charges (note 3)	(2,886)	(186)	(5,320)	(654)
Adjustments to maintain reserves	32	28	33	26

Net equity transactions	1,128,425	167,110	1,414,848	475,064

Net change in contract owners’ equity	1,163,485	169,034	1,809,164	497,339
Contract owners’ equity beginning of period	169,034	–	497,339	–

Contract owners’ equity end of period	$1,332,519	169,034	2,306,503	497,339

CHANGES IN UNITS:
Beginning units	16,248	–	40,850	–

Units purchased	115,383	16,723	110,438	42,923
Units redeemed	(8,153)	(475)	(14,050)	(2,073)

Ending units	123,478	16,248	137,238	40,850

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and for the period March 8, 2005 to December 31, 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VLI Separate Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 4, 2004. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers two Flexible Premium Variable Life Insurance Policies through the Account: The Best of America Next Generation® II FPVUL and Nationwide® Options Select (offered in the State of New York). The primary distribution for contracts is through wholesalers and brokers.

(b)	The Contracts

Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following:

Portfolios of the AIM Variable Insurance Funds;

    AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I (AIMBValue)

    AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I (AIMCapAp)

    AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I (AIMCapDev)

Portfolios of the American Century Variable Portfolios Inc.;

    American Century Variable Portfolios Inc. – Inflation Protection Fund – Class II (ACVPInflPro2)

    American Century Variable Portfolios Inc. – International Fund – Class III (ACVPInt3)*

    American Century Variable Portfolios Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV)

    American Century Variable Portfolios Inc. – Ultra® Fund – Class I (ACVPUltra)

    American Century Variable Portfolios Inc. – Value Fund – Class I (ACVPVal)

    American Century Variable Portfolios Inc. – VistaSM Fund – Class I (ACVPVista)

Portfolio of the Dreyfus Investment Portfolios;

    Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

Dreyfus Stock Index Fund Inc. – Initial Shares (DryStkIx)

Portfolio of the Dreyfus Variable Investment Fund;

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIApp)

Portfolios of the Federated Insurance Series;

    Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares (FedMrkOp)

    Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund;

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products Fund II;

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS)

    Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class

        (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund III;

    Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

    Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity® Variable Insurance Products Fund IV;

    Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)

        (formerly Fidelity® Variable Insurance Products Fund IV – Natural Resources Portfolio – Service

            Class 2)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service

        Class (FidVIPFree10S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service

        Class (FidVIPFree20S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service

        Class (FidVIPFree30S)

Portfolios of the Franklin Templeton Variable Insurance Products Trust;

    Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund –

        Class 2 (FrVIPIncSec2)

    Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund –

        Class 1 (FrVIPRisDiv)

    Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund –

        Class 1 (FrVIPSmCapV1)

    Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund –

        Class 3 (FrVIPDevMrk3)

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 3 (FrVIPForSec3)

    Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund –

        Class 3 (FrVIPGlInc3)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

    Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II (GVITAstAll2)

    Gartmore GVIT – American Funds GGVIT Bond Fund – Class II (GVITBnd2)

    Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II (GVITGlobGr2)

    Gartmore GVIT – American Funds GGVIT Growth Fund – Class II (GVITGrowth2)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3)

    Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3)

    Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3)

    Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3)

    Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT – International Index Fund – Class VI (GVITIntIdx6)

    Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2)

    Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2)

    Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2)

    Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2)

    Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2)

    Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr)

    Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMdCpIdx)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund)

    Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr)

    Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal)

    Gartmore GVIT – Small Company Fund – Class I (GVITSmComp)

    Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro)

    Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class I (GVITVKVal)

    Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec)

Portfolios of the Janus Aspen Series;

    Janus Aspen Series – Forty Portfolio – Service Shares (JanForty)

    Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the MFS Variable Insurance Trust;

    MFS Variable Insurance Trust – Investors Growth Stock Series – Initial Class (MFSInvGrStI)

    MFS Variable Insurance Trust – Value Series – Initial Class (MFSValueI)

Portfolios of the Neuberger Berman Advisers Management Trust;

    Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc)

    Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt)

    Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I (NBAMTLMat)

    Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS)

    Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I (NBAMSocRes)

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)

Portfolios of the Oppenheimer Variable Account Funds;

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

        Non-Service Shares (OppCapAp) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Capital Appreciation Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA –

        Non-Service Shares (OppHighInc) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer High Income Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA –

        Non-Service Shares (OppMSt) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Main Street Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA –

        Non-Service Shares (OppMStSCap) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Main Street Small Cap Fund®/VA – Initial Class)

Portfolios of the Putnam Variable Trust;

    Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares (PVTGroIncIB)

    Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares (PVTVoyIB)

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)

Portfolios of the Van Kampen – The Universal Institutional Funds Inc.;

    Van Kampen – The Universal Institutional Funds Inc. – Core Plus Fixed Income Portfolio –

        Class I (VKCorPlus)

    Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio –

        Class I (VKUSRealEst)

At December 31, 2006, contract owners were invested in all of the above funds, except those noted with an asterisk (*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a First in – First out basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Policy Charges

(a)	Deductions from Premium

For the Best of America Next Generation® II FPVUL and Nationwide® Options Select contracts, the Company deducts a minimum of 0.5% to a maximum of 2.5% of all premiums received to cover premium tax and sales expense.

The Company may, at its sole discretion, reduce this sales loading.

For the year ended December 31, 2006 and for the period March 8, 2005 to December 31, 2005, total front-end sales charge deductions were $3,326,758 and $1,274,427, respectively.

(b)	Cost of Insurance

A cost of insurance charge is assessed monthly against each contract. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value). This charge is assessed against each contract by liquidating units.

(c)	Administrative Charges

For the Best of America Next Generation® II FPVUL and Nationwide® Options Select contracts, the Company currently deducts a short-term trading fee of 1% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation. These charges are assessed against each contract by liquidating units.

For the Best of America Next Generation® II FPVUL contract, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract. For the Nationwide® Options Select contracts, the Company deducts $8.75 per policy per month taken proportionally from the sub accounts and any fixed companion contracts. These charges are assessed against each contract by liquidating units.

For the Best of America Next Generation® II FPVUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of specified amount (but not more than $25). The maximum guaranteed charge is $0.20 per $1,000 of specified amount (but not to exceed $50). For the Nationwide® Options Select contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.17 per $1,000 of specified amount. This is also the maximum guaranteed charge. These charges are assessed against each contract by liquidating units.

(d)	Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class.

For both the Best of America Next Generation® II FPVUL contracts and the Nationwide® Options Select contracts, the charge is 100% of the initial surrender charge in the first year, and declines a specified amount each year to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. These charges are assessed against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Asset Charges

For both the Best of America Next Generation® II FPVUL and the Nationwide® Options Select contracts the Company deducts a monthly mortality and expense risk charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct mortality and expense risk charges on any variable account values.

These charges are assessed monthly against each contract by liquidating units.

(4)	Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary date.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the year ended December 31, 2006 and for the period March 8, 2005 to December 31, 2005, total transfers into the Account from the fixed account were $2,832,856 and $274,198, respectively, and total transfers from the Account to the fixed account were $4,589,734 and $465,153, respectively.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable universal life contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for the year ended December 31, 2006 and for the period March 8, 2005 (commencement of operations) through December 31, 2005.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I
2006	0.00%	106,230	$12.123351	$1,287,864	0.53%	13.20%
2005	0.00%	55,180	10.709293	590,939	0.18%	7.09%	01/18/05

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I
2006	0.00%	19,966	11.776847	235,137	0.09%	6.30%
2005	0.00%	3,774	11.078867	41,812	0.11%	10.79%	01/18/05

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I Shares
2006	0.00%	45,230	12.920789	584,407	0.00%	16.52%
2005	0.00%	22,328	11.088904	247,593	0.00%	10.89%	01/18/05

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II
2006	0.00%	47,864	10.317483	493,836	3.26%	1.59%
2005	0.00%	18,950	10.156270	192,461	3.61%	1.56%

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I
2006	0.00%	38,618	13.620466	525,995	0.93%	20.30%
2005	0.00%	15,942	11.322176	180,498	1.79%	13.22%	05/02/05

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.00%	23,856	10.060123	239,994	0.00%	-3.28%
2005	0.00%	5,294	10.400804	55,062	0.00%	4.01%	01/18/05

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.00%	117,422	12.650434	1,485,439	0.95%	18.65%
2005	0.00%	53,242	10.661727	567,652	0.00%	6.62%	01/18/05

American Century Variable Portfolios, Inc. – VistaSM Fund – Class I
2006	0.00%	15,320	12.496264	191,443	0.00%	9.01%
2005	0.00%	828	11.463606	9,492	0.00%	14.64%	05/02/05

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.00%	49,732	12.666664	629,939	0.28%	14.41%
2005	0.00%	15,656	11.071201	173,331	0.00%	10.71%	01/18/05

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.00%	163,324	12.246198	2,000,098	1.85%	15.50%
2005	0.00%	66,272	10.602989	702,681	1.64%	6.03%	01/18/05

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.00%	77,946	12.212508	951,916	1.23%	16.48%
2005	0.00%	32,988	10.484934	345,877	0.00%	4.85%	01/18/05

Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares
2006	0.00%	6,984	10.395256	72,600	0.00%	3.95%	05/01/06

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.00%	47,196	10.541505	497,517	3.49%	4.15%
2005	0.00%	18,824	10.121073	190,519	0.00%	1.21%	01/18/05

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.00%	126,706	12.877569	1,631,665	3.51%	20.08%
2005	0.00%	37,512	10.724223	402,287	0.00%	7.24%	01/18/05

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.00%	55,984	11.495023	643,537	0.16%	6.73%
2005	0.00%	19,034	10.769983	204,996	0.00%	7.70%	01/18/05

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R
2006	0.00%	97,890	14.743687	1,443,260	0.46%	17.95%
2005	0.00%	31,744	12.499996	396,800	0.00%	25.00%	05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.00%	413,560	$13.198045	$5,458,183	1.27%	11.59%
2005	0.00%	146,390	11.827342	1,731,405	0.00%	18.27%	01/18/05

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.00%	190,744	10.630812	2,027,764	1.72%	4.30%
2005	0.00%	39,276	10.192547	400,322	0.00%	1.93%	01/18/05

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.00%	215,078	13.574900	2,919,662	0.15%	12.59%
2005	0.00%	71,246	12.056903	859,006	0.00%	20.57%	01/18/05

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.00%	36,554	12.511424	457,343	0.35%	16.20%
2005	0.00%	22,290	10.767426	240,006	0.00%	7.67%	01/18/05

Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2
2006	0.00%	67,128	15.759845	1,057,927	0.97%	16.62%
2005	0.00%	7,480	13.514321	101,087	1.11%	35.14%	05/02/05

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class
2006	0.00%	7,258	11.863160	86,103	2.74%	9.78%
2005	0.00%	764	10.806063	8,256	0.43%	8.06%	05/02/05

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class
2006	0.00%	21,224	12.431698	263,850	2.81%	11.81%
2005	0.00%	2,604	11.118664	28,953	1.23%	11.19%	05/02/05

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class
2006	0.00%	20,124	12.819894	257,988	2.35%	13.15%
2005	0.00%	4,108	11.329788	46,543	0.88%	13.30%	05/02/05

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2
2006	0.00%	25,060	11.216304	281,081	0.01%	12.16%	05/01/06

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 1
2006	0.00%	127,172	12.342050	1,569,563	1.32%	17.43%
2005	0.00%	55,804	10.510323	586,518	0.16%	5.10%	01/18/05

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 1
2006	0.00%	83,984	13.073214	1,097,941	0.81%	17.30%
2005	0.00%	26,166	11.144808	291,615	0.11%	11.45%	01/18/05

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3
2006	0.00%	66,476	16.410826	1,090,926	1.27%	28.17%
2005	0.00%	8,750	12.804274	112,037	0.00%	28.04%	05/02/05

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3
2006	0.00%	150,140	13.711150	2,058,592	1.23%	21.46%
2005	0.00%	26,648	11.288544	300,817	0.09%	12.89%	05/02/05

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3
2006	0.00%	41,780	11.150160	465,854	1.91%	12.84%
2005	0.00%	1,932	9.881172	19,090	0.94%	-1.19%	05/02/05

Gartmore GVIT – American Funds GVIT Asset Allocation Fund – Class II
2006	0.00%	16,886	10.556998	178,265	2.44%	5.57%	05/01/06

Gartmore GVIT – American Funds GVIT Bond Fund – Class II
2006	0.00%	11,000	10.538858	115,927	0.00%	5.39%	05/01/06

Gartmore GVIT – American Funds GVIT Global Growth Fund – Class II
2006	0.00%	31,056	10.842096	336,712	0.76%	8.42%	05/01/06

Gartmore GVIT – American Funds GVIT Growth Fund – Class II
2006	0.00%	71,982	10.364424	746,052	0.98%	3.64%	05/01/06

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III
2006	0.00%	173,608	14.056822	2,440,377	1.95%	22.75%
2005	0.00%	42,776	11.451970	489,869	0.66%	14.52%	05/02/05

Gartmore GVIT – Emerging Markets Fund – Class III
2006	0.00%	70,486	18.224168	1,284,549	0.66%	36.64%
2005	0.00%	15,086	13.336908	201,201	0.17%	33.37%	05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III
2006	0.00%	39,250	$11.657910	$457,573	8.07%	10.60%
2005	0.00%	9,302	10.540776	98,050	4.45%	5.41%	05/02/05

Gartmore GVIT – Global Health Sciences Fund – Class III
2006	0.00%	28,850	11.032385	318,284	0.00%	2.70%
2005	0.00%	8,226	10.742057	88,364	0.00%	7.42%	05/02/05

Gartmore GVIT – Global Technology and Communications Fund – Class III
2006	0.00%	47,156	13.682536	645,214	0.00%	11.08%
2005	0.00%	14,102	12.317458	173,701	0.00%	23.17%	05/02/05

Gartmore GVIT – Government Bond Fund – Class I
2006	0.00%	165,492	10.634744	1,759,965	5.04%	3.34%
2005	0.00%	29,424	10.290913	302,800	4.18%	2.91%	01/18/05

Gartmore GVIT – International Index Fund – Class VI
2006	0.00%	2,420	10.975279	26,560	1.61%	9.75%	05/01/06

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.00%	194,850	12.870621	2,507,841	2.36%	16.87%
2005	0.00%	83,876	11.012968	923,724	2.38%	10.13%	01/18/05

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.00%	23,784	10.998997	261,600	3.70%	6.16%
2005	0.00%	3,422	10.360404	35,453	2.23%	3.60%	01/18/05

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.00%	595,670	11.867343	7,069,020	2.91%	11.35%
2005	0.00%	122,878	10.657424	1,309,563	2.66%	6.57%	01/18/05

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.00%	649,858	12.469697	8,103,532	2.61%	14.54%
2005	0.00%	231,586	10.886732	2,521,215	2.77%	8.87%	01/18/05

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.00%	64,676	11.401762	737,420	3.28%	8.42%
2005	0.00%	13,158	10.516039	138,370	2.43%	5.16%	01/18/05

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	0.00%	147,306	12.345868	1,818,620	0.00%	9.91%
2005	0.00%	23,166	11.232927	260,222	0.00%	12.33%	01/18/05

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.00%	49,716	12.638155	628,319	1.28%	9.89%
2005	0.00%	13,924	11.500795	160,137	1.04%	15.01%	01/18/05

Gartmore GVIT – Money Market Fund – Class I
2006	0.00%	656,122	10.731921	7,041,449	4.27%	4.53%
2005	0.00%	663,162	10.266806	6,808,556	2.25%	2.67%

Gartmore GVIT – Nationwide® Fund – Class I
2006	0.00%	222,556	12.341341	2,746,639	1.31%	13.63%
2005	0.00%	25,358	10.861219	275,419	0.93%	8.61%	01/18/05

Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.00%	32,338	11.588975	374,764	0.00%	3.21%
2005	0.00%	19,042	11.228805	213,819	0.00%	12.29%	01/18/05

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.00%	33,060	12.661605	418,593	0.48%	17.29%
2005	0.00%	13,324	10.794811	143,830	0.22%	7.95%	01/18/05

Gartmore GVIT – Small Company Fund – Class I
2006	0.00%	141,192	12.892586	1,820,330	0.17%	12.04%
2005	0.00%	49,848	11.507293	573,616	0.00%	15.07%	01/18/05

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2006	0.00%	17,260	11.492027	198,352	0.35%	-0.29%
2005	0.00%	7,080	11.525230	81,599	0.00%	15.25%	01/18/05

Gartmore GVIT – Van Kampen GVIT Comstock Value Fund – Class I
2006	0.00%	277,886	12.317759	3,422,933	1.96%	15.91%
2005	0.00%	70,808	10.627448	752,508	1.76%	6.27%	01/18/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2006	0.00%	28,788	$10.723071	$308,696	4.72%	4.84%
2005	0.00%	12,746	10.228234	130,369	3.05%	2.28%	01/18/05

Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.00%	4,448	10.572707	47,027	0.13%	5.73%	05/01/06

Janus Aspen Series – International Growth Portfolio – Service II Shares
2006	0.00%	101,016	11.629148	1,174,730	1.54%	16.29%	05/01/06

MFS® Variable Insurance Trust – Investors Growth Stock Series – Initial Class
2006	0.00%	66,104	11.384079	752,533	0.00%	7.58%
2005	0.00%	39,870	10.582381	421,920	0.00%	5.82%	01/18/05

MFS® Variable Insurance Trust – Value Series – Initial Class
2006	0.00%	57,116	12.974380	741,045	0.75%	20.84%
2005	0.00%	21,508	10.736776	230,927	0.00%	7.37%	01/18/05

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.00%	11,400	11.111353	126,669	0.00%	5.25%
2005	0.00%	7,116	10.556851	75,123	0.00%	5.57%	01/18/05

Neuberger Berman Advisers Management Trust – International Portfolio – Class S
2006	0.00%	175,676	14.506093	2,548,372	0.39%	23.45%
2005	0.00%	19,008	11.750261	223,349	0.23%	17.50%	05/02/05

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2006	0.00%	185,136	10.578811	1,958,519	4.94%	4.20%
2005	0.00%	27,828	10.152239	282,517	4.19%	1.52%	01/18/05

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S
2006	0.00%	32,076	12.937253	414,975	0.50%	10.94%
2005	0.00%	13,062	11.661977	152,329	0.00%	16.62%	05/02/05

Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio® – Class I
2006	0.00%	255,116	12.572219	3,207,374	0.11%	13.70%
2005	0.00%	35,240	11.057136	389,653	0.00%	10.57%	01/18/05

Oppenheimer Global Securities Fund/VA – Class 3
2006	0.00%	106,424	14.192798	1,510,454	0.66%	17.69%
2005	0.00%	35,974	12.059670	433,835	0.00%	20.60%	05/02/05

Oppenheimer Variable Account Funds – Capital Appreciation Fund/VA – Non-Service Shares
2006	0.00%	78,600	11.544928	907,431	0.24%	7.95%
2005	0.00%	26,486	10.694866	283,264	0.00%	6.95%	01/18/05

Oppenheimer Variable Account Funds – High Income Fund/VA – Non-Service Shares
2006	0.00%	29,360	11.246592	330,200	5.49%	9.42%
2005	0.00%	13,472	10.278092	138,466	0.00%	2.78%	01/18/05

Oppenheimer Variable Account Funds – Main Street Fund® /VA – Non-Service Shares
2006	0.00%	290,410	12.355835	3,588,258	0.63%	15.02%
2005	0.00%	57,526	10.741901	617,939	0.00%	7.42%	01/18/05

Oppenheimer Variable Account Funds – Main Street Small Cap Fund® /VA – Non-Service Shares
2006	0.00%	121,838	13.148448	1,601,981	0.09%	15.00%
2005	0.00%	22,356	11.433673	255,611	0.00%	14.34%	01/18/05

Putnam Variable Trust – Putnam VT Growth and Income Fund – IB Shares
2006	0.00%	434	12.337654	5,355	1.51%	15.91%
2005	0.00%	236	10.644129	2,512	0.00%	6.44%	01/18/05

Putnam Variable Trust – Putnam VT Voyager II Fund – IB Shares
2006	0.00%	290	11.305866	3,279	0.10%	5.44%
2005	0.00%	262	10.722995	2,809	0.00%	7.23%	01/18/05

T. Rowe Price Blue Chip Growth Portfolio – II
2006	0.00%	49,464	12.370493	611,894	0.35%	9.33%
2005	0.00%	9,310	11.314946	105,342	0.19%	13.15%	05/02/05

T. Rowe Price Equity Income Portfolio – II
2006	0.00%	64,100	12.620348	808,964	1.58%	18.65%
2005	0.00%	17,336	10.636871	184,401	1.53%	6.37%	05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
T. Rowe Price Limited Term Bond Portfolio – Class II
2006	0.00%	12,266	$10.535464	$129,228	3.83%	4.03%
2005	0.00%	812	10.127763	8,224	1.18%	1.28%	05/02/05

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I
2006	0.00%	123,478	10.791549	1,332,519	3.92%	3.73%
2005	0.00%	16,248	10.403391	169,034	0.20%	4.03%	01/18/05

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.00%	137,238	16.806589	2,306,503	0.97%	38.04%
2005	0.00%	40,850	12.174767	497,339	0.22%	21.75%	01/18/05

Contract Owners’ Equity Total By Year
2006				$101,882,320

2005				$29,184,634

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, if any, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide VLI Separate Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-7 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations for the year ended December 31, 2006 and changes in contract owners’ equity, and the financial highlights for the year ended December 31, 2006 and for the period March 8, 2005 (commencement of operations) through December 31, 2005. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations for the year ended December 31, 2006, and changes in contract owners’ equity, and financial highlights for the year ended December 31, 2006 and for the period March 8, 2005 (commencement of operations) through December 31, 2005, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE LIFE INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	PRSRT STD U.S. POSTAGE PAID NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company